OMB APPROVAL
OMB Number: 3235-0578
Expires: January 31, 2016
Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       8/31

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	CM-I-TST-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–48.29% (a)

Asset-Backed Securities - Consumer Receivables–4.72%

Barton Capital LLC (b)(c)	0.22%	07/10/15	$25,000	$25,000,000
Barton Capital LLC (b)(c)	0.24%	11/02/15	20,000	20,000,000
Barton Capital LLC (b)(c)	0.24%	11/02/15	25,000	25,000,000
Barton Capital LLC (b)(c)	0.24%	11/18/15	20,000	20,000,000
Old Line Funding, LLC (b)	0.24%	07/06/15	83,000	82,980,633
Old Line Funding, LLC (b)	0.24%	08/06/15	33,000	32,985,480
Old Line Funding, LLC (b)	0.24%	08/14/15	67,000	66,966,947
Old Line Funding, LLC (b)	0.24%	09/25/15	31,000	30,976,027
Thunder Bay Funding, LLC (b)	0.24%	07/02/15	27,800	27,794,255
Thunder Bay Funding, LLC (b)	0.24%	07/17/15	35,000	34,989,266
Thunder Bay Funding, LLC (b)	0.24%	08/07/15	27,000	26,987,940
Thunder Bay Funding, LLC (b)	0.28%	10/13/15	30,000	29,968,733
				423,649,281
Asset-Backed Securities - Fully Supported–2.56%

Fairway Finance Co., LLC (LOC-Bank of Montreal) (b)(d)	0.20%	07/08/15	25,000	24,994,861
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	07/16/15	65,000	64,983,750
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	07/14/15	27,000	26,993,550
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.21%	07/22/15	28,000	27,991,670
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.24%	10/19/15	85,000	84,920,666
				229,884,497
Asset-Backed Securities - Fully Supported Bank–10.32%

Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.14%	06/01/15	85,000	85,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.13%	06/02/15	50,000	49,999,819
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	06/17/15	90,000	89,988,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	07/17/15	40,000	39,984,667
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	07/20/15	30,000	29,987,750
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	08/05/15	35,000	34,981,042
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.30%	06/15/15	32,100	32,096,255
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.30%	07/08/15	30,000	29,990,750
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.30%	07/17/15	20,000	19,992,333
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.28%	09/01/15	20,000	19,985,689
Crown Point Capital Co., LLC-Series A (Multi-CEP’s) (b)(d)	0.18%	06/01/15	36,000	36,000,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.20%	07/17/15	24,000	23,993,867
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(d)	0.18%	06/10/15	20,000	19,999,100
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(d)	0.22%	09/23/15	50,000	49,965,167
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(d)	0.30%	10/14/15	30,000	29,966,250
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Financial Group Inc.) (b)(d)	0.27%	08/04/15	21,000	20,989,920
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(d)	0.16%	06/15/15	167,168	167,157,598
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(d)	0.16%	06/19/15	37,000	36,997,040
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)(d))	0.33%	11/06/15	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)(d)	0.30%	11/10/15	45,000	44,995,980
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.17%	06/12/15	40,000	39,997,922
				927,069,149

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities - Multi-Purpose–5.86%

CAFCO, LLC (b)	0.18%	06/10/15	$25,000	$24,998,875
Chariot Funding, LLC (b)	0.22%	06/02/15	25,000	24,999,847
Chariot Funding, LLC (b)	0.22%	06/03/15	20,000	19,999,755
Chariot Funding, LLC (b)	0.24%	06/05/15	20,000	19,999,467
Chariot Funding, LLC (b)	0.18%	07/06/15	30,000	29,994,750
Chariot Funding, LLC (b)	0.30%	10/07/15	27,000	26,971,200
Chariot Funding, LLC (b)	0.30%	10/15/15	27,000	26,969,400
Chariot Funding, LLC (b)	0.30%	10/16/15	25,000	24,971,458
Jupiter Securitization Co. LLC (b)	0.21%	06/01/15	25,000	25,000,000
Jupiter Securitization Co. LLC (b)	0.22%	06/02/15	25,000	24,999,847
Jupiter Securitization Co. LLC (b)	0.23%	06/04/15	25,000	24,999,521
Jupiter Securitization Co. LLC (b)	0.24%	06/05/15	20,000	19,999,467
Jupiter Securitization Co. LLC (b)	0.25%	06/09/15	25,000	24,998,611
Jupiter Securitization Co. LLC (b)	0.30%	10/20/15	35,000	34,958,875
Jupiter Securitization Co. LLC (b)	0.32%	11/18/15	25,000	24,962,222
Nieuw Amsterdam Receivables Corp. (b)(d)	0.18%	06/05/15	20,000	19,999,600
Nieuw Amsterdam Receivables Corp. (b)(d)	0.18%	07/14/15	48,200	48,189,637
Nieuw Amsterdam Receivables Corp. (b)(d)	0.19%	08/11/15	40,000	39,985,011
Versailles Commercial Paper LLC (b)(c)	0.25%	10/02/15	40,000	40,000,000
				526,997,543
Consumer Finance–0.30%

Toyota Motor Credit. Corp. (d)	0.23%	08/14/15	27,000	26,987,235
Diversified Banks–14.53%

BNP Paribas Finance, Inc. (d)	0.23%	06/12/15	46,000	45,996,767
BNP Paribas Finance, Inc. (d)	0.23%	07/02/15	50,000	49,990,097
BNP Paribas Finance, Inc. (d)	0.23%	07/07/15	27,000	26,993,790
BNP Paribas S.A. (d)	0.23%	08/18/15	26,000	25,987,044
Commonwealth Bank of Australia (b)(c)(d)	0.24%	06/04/15	40,000	39,999,982
Commonwealth Bank of Australia (b)(c)(d)	0.31%	05/20/16	25,000	25,000,000
DBS Bank Ltd. (b)(d)	0.20%	06/05/15	26,000	25,999,422
DBS Bank Ltd. (b)(d)	0.16%	07/13/15	27,200	27,194,923
DBS Bank Ltd. (b)(d)	0.20%	08/06/15	25,000	24,990,834
DBS Bank Ltd. (b)(d)	0.21%	09/18/15	30,000	29,980,925
DBS Bank Ltd. (b)(d)	0.21%	09/21/15	25,000	24,983,667
DBS Bank Ltd. (b)(d)	0.22%	09/24/15	30,000	29,978,917
Dexia Credit Local S.A. (d)	0.28%	07/02/15	25,000	24,994,080
Dexia Credit Local S.A. (d)	0.28%	07/06/15	54,000	53,985,445
Dexia Credit Local S.A. (d)	0.29%	07/23/15	40,000	39,983,244
ING (US) Funding LLC (d)	0.27%	08/19/15	43,000	42,974,522
National Australia Bank Ltd. (b)(d)	0.22%	10/01/15	27,500	27,479,963
Nordea Bank Finland PLC (b)(d)	0.20%	08/17/15	42,000	41,982,483
Nordea Bank Finland PLC (b)(d)	0.20%	08/24/15	45,000	44,979,000
Standard Chartered Bank (b)(d)	0.24%	07/08/15	30,000	29,992,600
Standard Chartered Bank (b)(d)	0.24%	07/10/15	79,000	78,979,460
Standard Chartered Bank (b)(d)	0.24%	07/15/15	48,000	47,985,920
Standard Chartered Bank (b)(d)	0.25%	08/21/15	30,000	29,983,125
Sumitomo Mitsui Banking Corp. (b)(d)	0.24%	06/08/15	40,000	39,998,133
Sumitomo Mitsui Banking Corp. (b)(d)	0.24%	07/10/15	25,000	24,993,500
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.23%	06/16/15	51,000	50,995,112
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.24%	08/10/15	20,000	19,990,667

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks – (Continued)

Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.24%	08/13/15	$30,000	$29,985,400
Swedbank AB (d)	0.22%	06/15/15	27,000	26,997,690
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.20%	07/17/15	60,000	59,984,667
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.22%	09/17/15	39,000	38,974,260
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.20%	09/28/15	26,000	25,982,811
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.30%	10/16/15	62,000	61,929,217
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.30%	10/19/15	32,400	32,362,200
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.30%	10/22/15	30,000	29,964,250
United Overseas Bank Ltd. (b)(d)	0.32%	11/17/15	23,000	22,965,449
				1,305,539,566
Diversified Capital Markets–1.55%

UBS Finance (Delaware) Inc. (d)	0.13%	06/02/15	42,200	42,199,848
UBS Finance (Delaware) Inc. (d)	0.13%	06/03/15	97,000	96,999,299
				139,199,147
Other Diversified Financial Services–1.03%

General Electric Capital Corp. (c)	0.23%	07/31/15	62,500	62,500,000
General Electric Capital Corp.	0.26%	08/26/15	30,000	29,981,367
				92,481,367
Regional Banks–4.22%

ASB Finance Ltd. (b)(d)	0.25%	08/28/15	30,000	29,981,667
Banque et Caisse d’Epargne de l’Etat (d)	0.25%	07/09/15	24,000	23,993,793
BNZ International Funding Ltd. (b)(d)	0.26%	09/16/15	27,000	26,979,135
BNZ International Funding Ltd. (b)(d)	0.26%	09/21/15	25,000	24,979,778
BNZ International Funding Ltd. (b)(d)	0.27%	09/08/15	26,000	25,981,052
Landesbank Hessen-Thuringen Girozentrale (b)(d)	0.18%	06/24/15	30,000	29,996,550
Landesbank Hessen-Thuringen Girozentrale (b)(d)	0.18%	07/20/15	34,000	33,991,670
Landesbank Hessen-Thuringen Girozentrale (b)(d)	0.18%	07/24/15	80,000	79,978,800
Macquarie Bank Ltd. (b)(d)	0.25%	06/25/15	45,000	44,992,500
Macquarie Bank Ltd. (b)(d)	0.26%	06/19/15	34,000	33,995,580
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.27%	09/01/15	24,000	23,983,440
				378,853,965
Soft Drinks–0.56%

Coca-Cola Co. (The) (b)	0.17%	06/19/15	25,000	24,997,875
Coca-Cola Co. (The) (b)	0.20%	07/20/15	25,000	24,993,194
				49,991,069
Specialized Finance–2.64%

Caisse des Depots et Consignations (b)(d)	0.18%	06/08/15	34,000	33,998,810
Caisse des Depots et Consignations (b)(d)	0.19%	08/19/15	35,000	34,985,407
CDP Financial Inc. (b)(d)	0.23%	06/01/15	20,000	20,000,000
CDP Financial Inc. (b)(d)	0.19%	07/07/15	45,000	44,991,450
Nederlandse Waterschapsbank N.V. (b)(d)	0.18%	06/25/15	25,000	24,997,000
Nederlandse Waterschapsbank N.V. (b)(d)	0.22%	07/27/15	28,000	27,990,418
Nederlandse Waterschapsbank N.V. (b)(d)	0.24%	09/04/15	50,000	49,968,333
				236,931,418
Total Commercial Paper (Cost $4,337,584,237)				4,337,584,237

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–31.60%

Australia & New Zealand Banking Group, Ltd. (c)(d)	0.21%	08/03/15	$27,000	$27,000,000
Bank of Montreal (d)	0.18%	06/09/15	54,000	54,000,000
Bank of Montreal (d)	0.21%	07/10/15	55,000	55,000,000
Bank of Montreal (d)	0.22%	09/15/15	20,000	20,000,000
Bank of Montreal (d)	0.24%	09/08/15	25,000	25,000,000
Bank of Montreal (c)(d)	0.24%	09/03/15	46,000	46,000,000
Bank of Nova Scotia (c)(d)	0.41%	05/27/16	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.24%	07/06/15	28,000	28,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)(d)	0.32%	09/14/15	35,000	35,000,000
Barclays Bank PLC (c)(d)	0.15%	06/17/15	100,000	100,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (d)	0.21%	06/23/15	31,000	31,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (d)	0.26%	08/10/15	27,000	27,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (d)	0.31%	10/06/15	20,000	20,000,000
Lloyds Bank PLC (d)	0.13%	06/03/15	56,000	56,000,000
Lloyds Bank PLC (d)	0.13%	06/04/15	20,000	20,000,000
Mitsubishi UFJ Trust & Banking Corp. (d)	0.25%	08/05/15	40,000	40,000,000
Mizuho Bank Ltd. (d)	0.25%	06/22/15	30,000	30,000,000
Mizuho Bank Ltd. (d)	0.25%	08/18/15	30,000	30,000,000
Mizuho Bank Ltd. (d)	0.26%	06/04/15	5,000	5,000,000
Mizuho Bank Ltd. (d)	0.26%	07/14/15	40,000	40,000,000
Mizuho Bank Ltd. (d)	0.26%	08/07/15	35,500	35,500,000
Natixis (d)	0.07%	06/01/15	256,000	256,000,000
Natixis (c)(d)	0.34%	06/25/15	130,000	130,000,000
Nordea Bank Finland PLC (d)	0.19%	07/07/15	27,000	27,000,000
Nordea Bank Finland PLC (d)	0.19%	08/05/15	26,000	26,000,000
Nordea Bank Finland PLC (d)	0.19%	08/06/15	30,000	30,000,000
Nordea Bank Finland PLC (d)	0.19%	08/12/15	26,000	26,000,000
Nordea Bank Finland PLC (d)	0.19%	08/26/15	50,000	49,999,403
Nordea Bank Finland PLC (d)	0.20%	08/26/15	58,000	58,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.20%	06/18/15	30,000	30,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.20%	07/20/15	36,000	36,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.21%	08/13/15	35,000	35,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.21%	09/08/15	30,000	30,000,000
Rabobank Nederand (d)	0.21%	08/14/15	80,000	80,000,000
Royal Bank of Canada (c)(d)	0.39%	06/03/16	100,000	100,000,000
Skandinaviska Enskilda Banken AB (d)	0.06%	06/01/15	417,000	417,000,000
Standard Chartered Bank (b)(d)	0.06%	06/01/15	202,000	202,000,000
Sumitomo Mitsui Banking Corp. (d)	0.17%	06/08/15	50,000	50,000,000
Sumitomo Mitsui Banking Corp. (d)	0.17%	06/26/15	23,000	23,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.24%	07/06/15	50,000	50,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.24%	07/13/15	20,000	20,000,000
Svenska Handelsbanken AB (d)	0.06%	06/01/15	280,000	280,000,000
Swedbank AB (d)	0.12%	06/02/15	66,000	66,000,000
Westpac Banking Corp. (d)	0.20%	09/09/15	50,000	50,000,000
Total Certificates of Deposit (Cost $2,838,499,403)				2,838,499,403

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–4.87%(e)

Credit Enhanced–4.87%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	10/01/33	$2,400	$2,400,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.11%	11/01/38	21,000	21,000,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank Ltd.) (d)(f)	0.07%	12/31/47	52,205	52,205,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.10%	09/01/33	1,900	1,900,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	01/01/37	25,875	25,875,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	03/01/19	1,300	1,300,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.10%	07/01/37	7,100	7,100,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (d)(f)	0.17%	03/01/21	4,100	4,100,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (f)	0.10%	06/01/40	255	255,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	01/01/16	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	07/01/35	17,600	17,600,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	06/01/37	7,975	7,975,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.10%	09/01/48	8,000	8,000,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.08%	07/01/38	2,820	2,820,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC-Wells Fargo Bank, N.A.) (f)	0.08%	11/15/35	13,300	13,300,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.12%	12/15/29	4,050	4,050,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	10/01/33	9,900	9,900,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (f)	0.11%	05/01/26	8,400	8,400,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (d)(f)	0.35%	07/01/38	13,200	13,200,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.09%	05/01/44	76,790	76,790,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	05/01/45	45,100	45,100,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank N.A.) (f)	0.10%	08/01/34	61,875	61,875,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.10%	07/01/32	12,260	12,260,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	10/01/31	5,405	5,405,000
Washington (State of), Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	01/01/27	4,030	4,030,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	04/01/43	13,000	13,000,000
Total Variable Rate Demand Notes (Cost $437,585,000)				437,585,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Notes–3.73%

Royal Bank of Canada, Sr. Unsec. Notes (b)(c)(d)	0.42%	05/31/16	$100,000	$100,000,262
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes (c)	0.38%	06/17/16	60,000	60,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes (c)	0.39%	06/17/16	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes (b)(c)(d)	0.49%	06/06/16	75,000	75,000,000
Total Notes (Cost $335,000,262)				335,000,262
TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.49% (Cost $7,948,668,902)				7,948,668,902
			Repurchase Amount

Repurchase Agreements–11.50% (g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $1,000,007,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,004; 0%-3.63%, 07/23/15-04/15/32)	0.09%	06/01/15	164,792,852	164,791,616
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $500,004,167 (collateralized by U.S Government sponsored agency & U.S. Treasury obligations valued at $510,000,031; 0%-9.88%, 06/04/15-08/15/43)	0.10%	06/01/15	50,000,417	50,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 03/16/15, (collateralized by Agency Mortgage-backed securities valued at $167,027,962; 0.03%-100.00%, 05/25/22-04/20/60) (d)(h)	0.56%	—	—	3,750,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities valued at $167,027,962; 0.03%-100.00%, 05/25/22-04/20/60) (d)(h)	0.56%	—	—	160,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 05/27/15, maturing value of $75,004,813 (collateralized by U.S. Government sponsored agency obligations valued at $76,508,015; 0.15%-8.00%, 09/15/29-05/15/54) (i)	0.33%	06/03/15	75,004,813	75,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 05/27/15, maturing value of $122,095,092 (collateralized by Non-Agency Mortgage-backed & Domestic Asset-backed securities valued at $134,200,000; 0%-6.00%, 01/25/35-11/12/49) (i)	0.46%	07/27/15	122,095,092	122,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 05/29/15, maturing value of $183,098,515 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $201,300,000; 0%-6.38%, 01/17/32-04/26/53)	0.51%	07/06/15	183,098,515	183,000,000
RBC Capital Markets Corp., Joint Term agreement dated 04/28/15, aggregate maturing value of $200,050,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-6.49%, 06/01/28-04/20/45) (i)	0.10%	07/27/15	50,012,500	50,000,000
RBC Capital Markets Corp., Term agreement dated 03/09/15, maturing value of $124,828,385 (collateralized by Domestic and Foreign Corporate obligations valued at $130,987,501; 0%-10.20%, 12/15/15-01/01/49) (d)(i)	0.26%	06/04/15	124,828,385	124,750,000
RBC Capital Markets Corp., Term agreement dated 04/06/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-16.25%, 05/15/27-02/25/45) (d)(i)	0.27%	07/06/15	100,068,250	100,000,000
Total Repurchase Agreements (Cost $1,033,291,616)				1,033,291,616
TOTAL INVESTMENTS (j)(k)–99.99% (Cost $8,821,960,518)				8,981,960,518
OTHER ASSETS LESS LIABILITIES–0.01%				653,150
NET ASSETS–100.00%				$8,982,613,668

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933” Act). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $3,875,095,379, which represented 43.14% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.3%; Sweden: 12.2%; United Kingdom: 10.2%; Japan: 7.7%; France: 7.5%; Australia: 5.4%; other countries less than 5% each: 18.2%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2015

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–65.81%

Federal Farm Credit Bank (FFCB)–12.13%
Disc. Notes (a)	0.10%	06/04/15	$20,000	$19,999,833
Disc. Notes (a)	0.10%	06/18/15	5,000	4,999,764
Disc. Notes (a)	0.11%	07/20/15	25,000	24,996,257
Unsec. Bonds (b)	0.21%	06/26/15	18,900	18,900,928
Unsec. Bonds (b)	0.14%	10/08/15	25,000	24,999,539
Unsec. Bonds (b)	0.15%	12/09/15	75,000	74,995,948
Unsec. Bonds (b)	0.16%	04/21/16	15,000	14,999,382
				183,891,651
Federal Home Loan Bank (FHLB)–21.11%

Unsec. Disc. Notes (a)	0.12%	06/01/15	10,000	10,000,000
Unsec. Disc. Notes (a)	0.15%	07/17/15	10,000	9,998,147
Unsec. Disc. Notes (a)	0.13%	07/31/15	20,000	19,995,583
Unsec. Disc. Notes (a)	0.13%	08/05/15	27,900	27,893,271
Unsec. Disc. Notes (a)	0.14%	08/21/15	25,000	24,992,125
Unsec. Disc. Notes (a)	0.20%	09/16/15	20,000	19,988,171
Unsec. Disc. Notes (a)	0.16%	10/14/15	16,555	16,545,142
Unsec. Disc. Notes (a)	0.15%	11/12/15	40,000	39,972,667
Unsec. Disc. Notes (a)	0.16%	11/12/15	4,000	3,997,084
Unsec. Disc. Notes (a)	0.16%	11/16/15	5,000	4,996,383
Unsec. Disc. Notes (a)	0.15%	11/18/15	18,000	17,986,910
Unsec. Disc. Notes (a)	0.16%	11/25/15	20,000	19,984,758
Unsec. Global Bonds (b)	0.20%	08/19/15	10,000	9,999,562
Unsec. Global Bonds (b)	0.16%	09/08/15	25,000	24,998,971
Unsec. Global Bonds (b)	0.15%	09/17/15	11,000	11,000,106
Unsec. Global Bonds (b)	0.15%	09/28/15	11,000	11,000,197
Unsec. Global Bonds (b)	0.16%	10/09/15	16,500	16,501,073
Unsec. Global Bonds (b)	0.15%	12/15/15	30,000	29,999,563
				319,849,713
Federal Home Loan Mortgage Corp. (FHLMC)–15.85%

Unsec. Disc. Notes (a)	0.12%	06/10/15	2,000	1,999,940
Unsec. Disc. Notes (a)	0.12%	06/11/15	1,500	1,499,950
Unsec. Disc. Notes (a)	0.12%	06/16/15	2,950	2,949,852
Unsec. Disc. Notes (a)	0.10%	07/07/15	2,100	2,099,790
Unsec. Disc. Notes (a)	0.10%	07/21/15	15,000	14,997,917
Unsec. Disc. Notes (a)	0.13%	07/27/15	15,000	14,997,013
Unsec. Disc. Notes (a)	0.12%	08/14/15	29,086	29,078,975
Unsec. Disc. Notes (a)	0.13%	08/18/15	1,900	1,899,485
Unsec. Disc. Notes (a)	0.12%	08/28/15	10,000	9,997,116
Unsec. Disc. Notes (a)	0.13%	09/04/15	25,000	24,991,753
Unsec. Disc. Notes (a)	0.14%	09/04/15	7,500	7,497,229
Unsec. Disc. Notes (a)	0.15%	09/04/15	17,500	17,493,073
Unsec. Disc. Notes (a)	0.15%	09/11/15	10,000	9,995,750
Unsec. Disc. Notes (a)	0.15%	10/09/15	5,000	4,997,382
Unsec. Disc. Notes (a)	0.14%	10/19/15	3,000	2,998,425
Unsec. Disc. Notes (a)	0.14%	11/13/15	20,000	19,987,167
Unsec. Disc. Notes (a)	0.15%	11/16/15	2,500	2,498,250
Unsec. Disc. Notes (a)	0.16%	11/16/15	7,000	6,994,773
Unsec. Disc. Notes (a)	0.15%	12/14/15	5,000	4,996,053
Unsec. Global Notes (b)	0.17%	07/16/15	25,000	25,000,958
Unsec. Global Notes (b)	0.14%	02/18/16	15,000	14,998,358
Series M006, Class A, Taxable VRD MFH Ctfs. (c)	0.25%	10/15/45	18,217	18,217,219
				240,186,428

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)–15.68%

Unsec. Disc. Notes (a)	0.12%	06/01/15	$4,752	$4,752,000
Unsec. Disc. Notes (a)	0.11%	06/02/15	25,000	24,999,927
Unsec. Disc. Notes (a)	0.14%	06/10/15	7,143	7,142,750
Unsec. Disc. Notes (a)	0.16%	07/01/15	3,200	3,199,587
Unsec. Disc. Notes (a)	0.10%	07/02/15	11,000	10,999,053
Unsec. Disc. Notes (a)	0.10%	07/03/15	50,000	49,995,555
Unsec. Disc. Notes (a)	0.14%	09/01/15	5,000	4,998,211
Unsec. Disc. Notes (a)	0.14%	09/02/15	2,083	2,082,247
Unsec. Disc. Notes (a)	0.15%	09/09/15	5,000	4,997,917
Unsec. Disc. Notes (a)	0.15%	09/16/15	9,500	9,495,765
Unsec. Disc. Notes (a)	0.14%	10/07/15	15,000	14,992,427
Unsec. Disc. Notes (a)	0.15%	10/07/15	22,192	22,180,381
Unsec. Disc. Notes (a)	0.14%	10/14/15	5,000	4,997,375
Unsec. Disc. Notes (a)	0.13%	10/21/15	10,000	9,994,872
Unsec. Disc. Notes (a)	0.14%	10/21/15	2,885	2,883,464
Unsec. Disc. Notes (a)	0.13%	10/28/15	11,294	11,287,923
Unsec. Disc. Notes (a)	0.14%	11/12/15	25,000	24,984,625
Unsec. Global Notes (b)	0.20%	08/12/16	5,000	5,003,065
Unsec. Notes (b)	0.19%	07/25/16	7,000	7,002,410
Unsec. Notes (b)	0.21%	08/15/16	11,700	11,706,357
				237,695,911
Overseas Private Investment Corp. (OPIC)–1.04%

Unsec. Gtd. VRD COP Bonds(c)	0.12%	12/15/19	15,732	15,732,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–65.81% (Cost $997,355,703)				997,355,703
			Repurchase Amount
Repurchase Agreements–33.61%(d)

Citigroup Global Markets Inc., Joint agreement dated 05/29/15, aggregate maturing value of $250,002,083 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,639; 0%-7.13%, 05/27/16-05/15/37)	0.10%	06/01/15	100,000,833	100,000,000
Citigroup Global Markets Inc., Joint term agreement dated 05/13/15, aggregate maturing value of $250,017,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,740; 0%-8.25%, 06/15/15-04/01/56) (e)	0.09%	06/10/15	50,003,500	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $1,000,007,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,004; 0%-3.63%, 07/23/15-04/15/32)	0.09%	06/01/15	59,257,416	59,256,972
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $500,004,167 (collateralized by U.S Government sponsered agency & U.S. Treasury obligations valued at $510,000,031; 0%-9.88%, 06/04/15-08/15/43)	0.10%	06/01/15	50,000,417	50,000,000
Goldman, Sachs & Co., Term Agreement dated 05/06/15, maturing value of $100,006,611 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,238; 0.17%-4.80%, 12/22/15-09/07/32) (e)	0.07%	06/09/15	100,006,611	100,000,000
ING Financial Markets, LLC, Joint agreement dated 05/29/15, aggregate maturing value of $200,001,667 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,214; 0%-3.50%, 05/26/16-02/15/18)	0.10%	06/01/15	100,000,833	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 05/27/15, aggregate maturing value $350,004,083 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,877; 0%-6.03%, 02/02/16-07/15/36)	0.06%	06/03/15	50,000,583	50,000,000
Total Repurchase Agreements (Cost $509,256,972)				509,256,972
TOTAL INVESTMENTS(f)–99.42% (Cost $1,506,612,675)				1,506,612,675
OTHER ASSETS LESS LIABILITIES–0.58%				8,768,895
NET ASSETS–100.00%				$1,515,381,570

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

Investment Abbreviations:

COP	—Certificates of Participation

Ctfs.	—Certificates

Disc.	—Discounted

Gtd.	—Guaranteed

MFH	—Multi-Family Housing

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2015

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.57%

Alabama–3.39%

Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$240	$240,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (a)(b)(c)(d)	0.08%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.13%	07/01/40	3,000	3,000,000
				4,540,000
Arizona–2.03%

Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.10%	06/15/31	2,725	2,725,000
California–7.46%

California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC) (a)(b)(c)	0.08%	05/01/40	6,095	6,095,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(c)	0.07%	12/01/16	3,400	3,400,000
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	500	504,080
				9,999,080
Colorado–1.42%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	02/01/31	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	07/01/34	410	410,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	06/01/30	400	400,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	04/01/24	150	150,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	12/01/37	640	640,000
				1,900,000
Connecticut–0.75%

Seymour (Town of); Series 2014, Unlimited Tax GO BAN	1.00%	07/30/15	1,000	1,001,358
Delaware–2.88%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	09/01/36	500	500,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.11%	05/01/36	1,350	1,350,000
Delaware (State of) Transportation Authority; Series 2012, Sr. Transportation System RB	5.00%	07/01/15	2,000	2,008,026
				3,858,026
District of Columbia–0.34%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.18%	01/01/29	450	450,000
Florida–4.35%

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	10/01/21	945	945,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.10%	07/01/32	4,120	4,120,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (a)(d)(e)	0.12%	12/01/32	770	770,000
				5,835,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–1.24%

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	08/01/21	$200	$200,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	01/01/20	200	200,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.20%	12/01/18	400	400,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	09/01/20	400	400,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	11/01/27	460	460,000
				1,660,000
Hawaii–1.68%

Maui (County of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	06/01/15	2,250	2,250,000
Idaho–0.37%

Idaho (State of); Series 2014, Unlimited Tax GO TAN	2.00%	06/30/15	500	500,763
Illinois–7.75%

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris, N.A.) (a)(b)(d)(e)	0.18%	03/01/33	350	350,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(d)	0.18%	10/01/17	150	150,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.10%	06/01/40	2,245	2,245,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	06/01/29	320	320,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.19%	06/01/17	175	175,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.12%	01/01/37	3,300	3,300,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	02/01/21	180	180,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris, N.A.) (a)(b)	0.09%	06/01/34	3,000	3,000,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris, N.A.) (a)(b)(e)	0.22%	04/01/22	671	671,000
				10,391,000
Indiana–4.79%

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	08/01/37	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.10%	06/01/40	2,600	2,600,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.22%	03/01/22	1,215	1,215,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.22%	11/01/18	1,430	1,430,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	10/01/19	180	180,000
				6,425,000
Iowa–0.52%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.20%	06/01/28	700	700,000
Kansas–0.15%

Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	200	202,898

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–4.01%

Boyle (County of) (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	06/01/37	$3,575	$3,575,000
Louisville & Jefferson (County of) Metro Government; Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	610	615,649
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.11%	07/01/38	1,190	1,190,000
				5,380,649
Maryland–3.28%

Maryland (State of) Department of Transportation; Series 2009 County Transportation RB	5.00%	06/15/15	480	480,897
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	07/01/32	650	650,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	07/01/28	550	550,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (a)(b)	0.07%	07/01/41	1,565	1,565,000
Prince George (County of); Series 2011 B, Ref. GO Bonds	5.00%	09/15/15	400	405,653
Washington Suburban Sanitary District; Series 2014, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	06/01/15	750	750,000
				4,401,550
Massachusetts–3.97%

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.08%	07/01/38	150	150,000
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.25%	05/01/16	245	245,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	03/01/39	4,925	4,925,000
				5,320,000
Michigan–0.83%

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (a)(b)	0.10%	06/01/19	865	865,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis) (a)(b)(e)	0.25%	07/01/32	250	250,000
				1,115,000
Minnesota–1.21%

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.08%	04/01/37	1,235	1,235,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.11%	11/01/35	250	250,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	140	141,709
				1,626,709
Mississippi–0.75%

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (a)	0.07%	12/01/30	1,000	1,000,000
Missouri–7.11%

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.11%	08/01/38	2,495	2,495,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.20%	12/01/19	300	300,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.10%	04/15/27	806	806,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-Bank of Montreal) (a)(b)(c)	0.11%	11/15/43	1,900	1,900,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.09%	12/01/40	1,000	1,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.10%	12/01/15	$3,030	$3,030,000
				9,531,000
Nevada–0.30%

Clark (County of); Series 2010 B, Sales and Excise Tax (Street and Highway) Ref. & Improvement RB	3.00%	07/01/15	400	400,950
New Hampshire–2.64%

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.09%	07/01/38	3,540	3,540,000
New Mexico–0.52%

Santa Fe (City of); Series 2010 A, Ref. Gross Receipts Tax RB	5.00%	06/01/15	700	700,000
New York–2.83%

New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP-FNMA) (a)	0.10%	05/15/41	2,500	2,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC- Bank of China) (a)(b)(c)	0.12%	11/01/49	1,300	1,300,000
				3,800,000
North Carolina–2.78%

Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.23%	07/01/21	450	450,000
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	06/01/18	605	605,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	10/01/17	695	695,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	09/01/27	325	325,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(e)	0.15%	08/01/20	1,650	1,650,000
				3,725,000
Ohio–0.81%

Coshocton (County of) (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.09%	03/01/19	490	490,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities RB	0.13%	11/15/33	600	600,000
				1,090,000
Oklahoma–0.19%

Tulsa (County of) ISD No. 9 (Union Board of Education) Combined Purpose; Series 2014, Unlimited Tax GO Bonds	1.00%	04/01/16	250	251,448
Oregon–1.37%

Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(e)	0.25%	07/01/27	230	230,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.10%	08/01/34	1,600	1,600,000
				1,830,000
Pennsylvania–3.64%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	11/01/30	760	760,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	10/15/25	1,170	1,170,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (a)(b)	0.11%	11/01/26	195	195,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (a)(b)(c)	0.35%	07/01/38	$500	$500,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.20%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.25%	04/01/17	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.20%	08/01/26	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.20%	12/01/26	425	425,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.25%	12/01/26	575	575,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.20%	08/01/26	250	250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.20%	11/01/18	400	400,000
				4,875,000
South Carolina–0.10%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.17%	07/01/17	140	140,000
Texas–9.47%

Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited Tax GO Ctfs.	5.00%	08/15/15	400	404,007
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	480	485,405
Houston (City of); Series G-2, GO Commercial Paper Notes	0.09%	06/17/15	3,000	3,000,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.11%	02/15/28	300	300,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (a)(b)	0.09%	11/15/50	2,450	2,450,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.08%	07/01/33	500	500,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	5,400	5,418,301
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	140	140,826
				12,698,539
Utah–2.16%

Ogden (City of) Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	12/01/27	1,020	1,020,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.20%	08/01/28	270	270,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (a)(b)(c)	0.11%	09/01/32	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.15%	04/01/42	450	450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	160	160,642
				2,900,642
Vermont–1.42%

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.10%	12/01/31	1,900	1,900,000
Washington–2.87%
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	11/01/32	750	750,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA) (a)	0.11%	12/15/44	$3,100	$3,100,000
				3,850,000

Wisconsin–8.19%

Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.20%	09/01/19	2,830	2,830,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.10%	10/01/42	2,580	2,580,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.14%	07/01/16	370	370,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	06/01/37	1,290	1,290,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	05/01/30	2,805	2,805,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.09%	07/01/35	1,100	1,100,000
				10,975,000
TOTAL INVESTMENTS(f)(g)–99.57% (Cost $133,489,612)				133,489,612
OTHER ASSETS LESS LIABILITIES–0.43%				581,489
NET ASSETS–100.00%				$134,071,101

Investment Abbreviations:

BAN	—Bond Anticipation Notes

CEP	—Credit Enhancement Provider

Ctfs.	—Certificates

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

Sr.	—Senior

TAN	—Tax Anticipation Notes

VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 15.7%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $6,765,000, which represented 5.05% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations

Entities:	Percentage
TD Bank, N.A.	9.1%
Wells Fargo Bank, N.A.	8.8
PNC Bank, N.A.	8.2
Northern Trust Corporation	7.4
Federal National Mortgage Association	7.1
U.S. Bancorp	7.1
Federal Home Loan Banks	5.9
BMO Harris, N.A.	5.1

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.